INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Raw materials	$ 88,367,032	$ 43,541,594
Work-in-process	35,015,711	43,240,832
Finished goods	236,194,291	168,097,308
Total inventories	359,577,034	254,879,734
Inventory write-down	740,087	59,313,129	48,992,463
Provision for purchase commitments	$ 0	$ 0	$ 3,940,000